Related party transactions (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders Sterrebeeck B V [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	1,809,583	1,809,583	1,809,583
Ownership interest common shares, percentage	47.40%	47.40%	47.40%
Ownership interest, preferred shares	1,733,644	1,733,644	1,733,644
Ownership interest preferred shares, percentage	47.10%	47.10%	47.10%
Ownership interest, total shares	3,543,227	3,543,227	3,543,227
Ownership interest total shares, total	47.30%	47.30%	47.30%
Stockholders Grupo Empresarial Santander S L [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	1,627,891	1,627,891	1,627,891
Ownership interest common shares, percentage	42.60%	42.60%	42.60%
Ownership interest, preferred shares	1,539,863	1,539,863	1,539,863
Ownership interest preferred shares, percentage	41.90%	41.90%	41.90%
Ownership interest, total shares	3,167,754	3,167,754	3,167,754
Ownership interest total shares, total	42.20%	42.20%	42.20%
Stockholders Banco Santander S A [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	2,696	2,696	2,696
Ownership interest common shares, percentage	0.10%	0.10%	0.10%
Ownership interest, preferred shares
Ownership interest preferred shares, percentage
Ownership interest, total shares	2,696	2,696	2,696
Ownership interest total shares, total
Stockholders Directors [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	2,828	3,184
Ownership interest common shares, percentage	0.10%	0.10%
Ownership interest, preferred shares	2,828	3,184
Ownership interest preferred shares, percentage	0.10%	0.10%
Ownership interest, total shares	5,656	6,368
Ownership interest total shares, total	0.10%	0.10%
Stockholders Other [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	356,245	348,148	342,919
Ownership interest common shares, percentage	9.30%	9.10%	9.00%
Ownership interest, preferred shares	384,050	375,952	370,723
Ownership interest preferred shares, percentage	10.40%	10.20%	10.10%
Ownership interest, total shares	740,295	724,100	713,642
Ownership interest total shares, total	9.90%	9.80%	9.60%
Stockholders Total [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	3,799,243	3,791,502	3,787,533
Ownership interest common shares, percentage	99.50%	99.30%	99.20%
Ownership interest, preferred shares	3,660,385	3,652,643	3,648,674
Ownership interest preferred shares, percentage	99.50%	99.30%	99.20%
Ownership interest, total shares	7,459,628	7,444,145	7,436,207
Ownership interest total shares, total	99.50%	99.30%	99.20%
Treasury Share [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	19,452	27,193	31,162
Ownership interest common shares, percentage	0.50%	0.70%	0.80%
Ownership interest, preferred shares	19,452	27,193	31,162
Ownership interest preferred shares, percentage	0.50%	0.70%	0.80%
Ownership interest, total shares	38,904	54,386	62,324
Ownership interest total shares, total	0.50%	0.70%	0.80%
Stockholders And Treasury Shares Total [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	3,818,695	3,818,695	3,818,695
Ownership interest common shares, percentage	100.00%	100.00%	100.00%
Ownership interest, preferred shares	3,679,837	3,679,836	3,679,836
Ownership interest preferred shares, percentage	100.00%	100.00%	100.00%
Ownership interest, total shares	7,498,532	7,498,531	7,498,531
Ownership interest total shares, total	100.00%	100.00%	100.00%
Stockholders Free Float [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	356,245	348,148	342,919
Ownership interest common shares, percentage	9.30%	9.10%	9.00%
Ownership interest, preferred shares	384,050	375,952	370,723
Ownership interest preferred shares, percentage	10.40%	10.20%	10.10%
Ownership interest, total shares	740,295	724,100	713,642
Ownership interest total shares, total	9.90%	9.70%	9.50%
Administrators [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares			4,444
Ownership interest common shares, percentage			0.10%
Ownership interest, preferred shares			4,444
Ownership interest preferred shares, percentage			0.10%
Ownership interest, total shares			8,888
Ownership interest total shares, total			0.10%